Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies (Table)

Period/Year	Amount
July 1 to December 31, 2020	155,650
2021	225,552
2022	143,931
2023	99,415
2024 to 2028	209,835

Minimum charter revenues	834,383